UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — 28.1%
Ally Auto Receivables Trust,
Series 2017-5, Class A4,
2.220%, due 10/17/22	7,754,474	7,796,079
BA Credit Card Trust,
Series 2018-A1, Class A1,
2.700%, due 07/17/23	10,502,000	10,512,692
BMW Vehicle Lease Trust,
Series 2019-1, Class A4,
2.920%, due 08/22/22	4,845,000	4,893,132
BMW Vehicle Owner Trust,
Series 2018-A, Class A4,
2.510%, due 06/25/24	4,010,000	4,058,958
Canadian Pacer Auto Receivables Trust,
Series 2018-2A, Class A3,
3.270%, due 12/19/22[1]	1,193,749	1,208,055
CCG Receivables Trust,
Series 2018-2, Class A2,
3.090%, due 12/15/25[1]	1,235,538	1,247,215
Series 2019-1, Class A2,
2.800%, due 09/14/26[1]	2,276,348	2,311,193
Chesapeake Funding II LLC,
Series 2017-3A, Class A1,
1.910%, due 08/15/29[1]	2,055,604	2,058,269
Series 2017-3A, Class B,
2.570%, due 08/15/29[1]	4,900,000	4,915,852
Series 2017-3A, Class C,
2.780%, due 08/15/29[1]	5,560,000	5,586,853
Series 2017-4A, Class A1,
2.120%, due 11/15/29[1]	3,415,096	3,432,950
Series 2018-1A, Class A1,
3.040%, due 04/15/30[1]	9,442,569	9,552,026
Series 2018-2A, Class A1,
3.230%, due 08/15/30[1]	1,435,771	1,456,905
Series 2019-1A, Class A1,
2.940%, due 04/15/31[1]	2,497,011	2,541,478
Series 2019-2A, Class A1,
1.950%, due 09/15/31[1]	3,004,029	3,053,334
CNH Equipment Trust,
Series 2017-B, Class A4,
2.170%, due 04/17/23	9,500,000	9,562,683
Daimler Trucks Retail Trust,
Series 2019-1, Class A3,
2.770%, due 08/15/22[1]	1,282,465	1,297,344
Dell Equipment Finance Trust,

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2018-1, Class B,
3.340%, due 06/22/23[1]	5,050,000	5,082,595
Series 2019-1, Class A3,
2.830%, due 03/22/24[1]	36,368,754	36,733,725
Discover Card Execution Note Trust,
Series 2018-A5, Class A5,
3.320%, due 03/15/24	10,820,000	11,032,766
DLL LLC,
Series 2018-1, Class A3,
3.100%, due 04/18/22[1]	144,947	145,138
Series 2018-1, Class A4,
3.270%, due 04/17/26[1]	1,575,000	1,600,651
Series 2018-ST2, Class A3,
3.460%, due 01/20/22[1]	8,238,466	8,273,676
Series 2018-ST2, Class A4,
3.590%, due 06/20/24[1]	13,543,000	13,779,003
Series 2019-DA1, Class A3,
2.890%, due 04/20/23[1]	5,762,871	5,837,487
Series 2019-DA1, Class A4,
2.920%, due 04/20/27[1]	12,000,000	12,519,834
Series 2019-MA2, Class A2,
2.270%, due 05/20/22[1]	305,387	305,932
Series 2019-MA2, Class A3,
2.340%, due 09/20/23[1]	16,850,000	17,115,147
Series 2019-MT3, Class A2,
2.130%, due 01/20/22[1]	1,771,089	1,776,603
Series 2019-MT3, Class A3,
2.080%, due 02/21/23[1]	29,045,000	29,461,261
Series 2019-MT3, Class A4,
2.150%, due 09/21/26[1]	3,000,000	3,083,312
Enterprise Fleet Financing LLC,
Series 2017-2, Class A3,
2.220%, due 01/20/23[1]	1,257,395	1,262,244
Series 2018-1, Class A2,
2.870%, due 10/20/23[1]	1,312,791	1,315,298
Series 2018-1, Class A3,
3.100%, due 10/20/23[1]	2,040,000	2,060,666
Series 2018-2, Class A2,
3.140%, due 02/20/24[1]	10,717,547	10,790,269
Series 2018-2, Class A3,
3.340%, due 02/20/24[1]	2,135,000	2,196,098
Series 2018-3, Class A2,
3.380%, due 05/20/24[1]	11,702,978	11,830,360
Series 2019-1, Class A2,
2.980%, due 10/20/24[1]	6,932,322	7,033,013

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2019-3, Class A2,
2.060%, due 05/20/25[1]	28,646,092	29,114,424
Series 2020-1, Class A2,
1.780%, due 12/22/25[1]	18,187,651	18,487,205
Ford Credit Auto Lease Trust,
Series 2018-B, Class B,
3.490%, due 03/15/22	3,000,000	3,018,137
Series 2019-A, Class B,
3.250%, due 07/15/22	38,180,000	38,738,497
Ford Credit Auto Owner Trust,
Series 2016-2, Class A,
2.030%, due 12/15/27[1]	12,000,000	12,079,810
Series 2017-1, Class A,
2.620%, due 08/15/28[1]	21,485,000	22,017,042
Series 2017-2, Class A,
2.360%, due 03/15/29[1]	22,500,000	23,256,346
Series 2017-2, Class B,
2.600%, due 03/15/29[1]	11,926,000	12,343,835
Series 2019-A, Class A3,
2.780%, due 09/15/23	11,720,569	11,917,342
Ford Credit Floorplan Master Owner Trust,
Series 2018-1, Class A1,
2.950%, due 05/15/23	10,670,000	10,756,525
Series 2019-3, Class A1,
2.230%, due 09/15/24	10,000,000	10,318,607
Series 2019-3, Class B,
2.420%, due 09/15/24	21,418,000	22,127,041
GM Financial Automobile Leasing Trust,
Series 2019-2, Class B,
2.890%, due 03/20/23	3,000,000	3,046,919
Series 2019-2, Class C,
3.120%, due 03/20/23	2,000,000	2,039,468
Series 2020-2, Class A2A,
0.710%, due 10/20/22	3,250,218	3,260,935
GM Financial Consumer Automobile Receivables Trust,
Series 2017-3A, Class A4,
2.130%, due 03/16/23[1]	6,829,000	6,874,612
Series 2018-2, Class A3,
2.810%, due 12/16/22	3,562,740	3,594,776
Series 2019-1, Class A3,
2.970%, due 11/16/23	1,925,377	1,956,780
Series 2020-2, Class A2A,
1.500%, due 03/16/23	3,506,769	3,521,134
GMF Floorplan Owner Revolving Trust,
Series 2019-1, Class A,
2.700%, due 04/15/24[1]	22,200,000	22,868,260

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2019-1, Class B,
2.860%, due 04/15/24[1]	1,000,000	1,026,050
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-1, Class A4,
2.830%, due 06/17/24[1]	7,355,325	7,437,696
Honda Auto Receivables Owner Trust,
Series 2018-1I, Class A4,
2.830%, due 05/15/24	2,629,000	2,661,334
Series 2018-4, Class A3,
3.160%, due 01/17/23	1,664,560	1,691,039
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A4,
3.050%, due 12/15/22[1]	3,470,000	3,517,715
Series 2019-B, Class A3,
2.040%, due 08/15/22[1]	2,250,000	2,269,452
Hyundai Auto Receivables Trust,
Series 2016-B, Class C,
2.190%, due 11/15/22	1,825,870	1,828,881
Series 2016-B, Class D,
2.680%, due 09/15/23	3,648,000	3,662,183
Series 2019-A, Class A3,
2.660%, due 06/15/23	14,087,937	14,297,278
John Deere Owner Trust,
Series 2018-B, Class A3,
3.080%, due 11/15/22	3,806,773	3,845,976
Kubota Credit Owner Trust,
Series 2017-1A, Class A4,
2.160%, due 03/15/24[1]	3,796,957	3,799,675
Series 2018-1A, Class A3,
3.100%, due 08/15/22[1]	2,672,567	2,699,596
Series 2018-1A, Class A4,
3.210%, due 01/15/25[1]	9,100,000	9,364,726
Series 2019-1A, Class A2,
2.490%, due 06/15/22[1]	1,201,466	1,207,910
Series 2019-1A, Class A3,
2.460%, due 10/16/23[1]	2,870,000	2,944,960
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5,
2.330%, due 12/08/25[1]	3,714,651	3,758,000
Series 2016-AA, Class A4,
1.760%, due 01/17/23[1]	958,360	963,012
Series 2017-B, Class A3,
2.210%, due 10/17/22[1]	6,624,082	6,646,668
Series 2017-B, Class A4,
2.410%, due 11/15/24[1]	3,595,000	3,655,372

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2018-A, Class A3,
3.200%, due 09/12/22[1]	960,822	968,089
Series 2019-A, Class A2,
2.840%, due 01/10/22[1]	1,074,487	1,076,106
Series 2019-B, Class A2,
2.070%, due 10/12/22[1]	4,271,920	4,307,356
Nissan Auto Lease Trust,
Series 2019-A, Class A3,
2.760%, due 03/15/22	1,598,036	1,606,251
Series 2019-A, Class A4,
2.780%, due 07/15/24	43,000,000	43,580,169
Series 2019-B, Class A3,
2.270%, due 07/15/22	3,175,000	3,196,631
Nissan Auto Receivables Owner Trust,
Series 2017-C, Class A4,
2.280%, due 02/15/24	1,700,000	1,720,322
Series 2018-B, Class A3,
3.060%, due 03/15/23	969,983	983,721
Series 2018-C, Class A3,
3.220%, due 06/15/23	3,615,256	3,684,943
Series 2019-A, Class A3,
2.900%, due 10/16/23	7,940,149	8,079,037
Series 2019-C, Class A2A,
1.970%, due 09/15/22	4,558,364	4,579,104
Series 2020-A, Class A2,
1.450%, due 12/15/22	2,649,309	2,661,938
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A,
1.370%, due 10/15/24[1]	3,849,714	3,886,516
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3,
2.770%, due 06/20/22[1]	4,250,000	4,304,454
Series 2019-A, Class C,
3.300%, due 05/22/23[1]	8,890,000	9,142,568
Series 2019-C, Class B,
2.170%, due 11/20/23[1]	7,995,000	8,214,420
Series 2020-A, Class A3,
1.740%, due 07/20/23[1]	25,000,000	25,553,942
Securitized Term Auto Receivables Trust,
Series 2019-1A, Class A3,
2.986%, due 02/27/23[1]	5,693,152	5,760,387
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class B,
2.820%, due 10/15/25	14,917,808	15,517,771

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Tesla Auto Lease Trust,
Series 2018-B, Class B,
4.120%, due 10/20/21[1]	4,000,000	4,067,155
Series 2020-A, Class A2,
0.550%, due 05/22/23[1]	11,267,183	11,293,713
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3,
2.960%, due 09/15/22	2,644,030	2,669,880
Series 2018-D, Class A3,
3.180%, due 03/15/23	12,062,577	12,240,448
Series 2019-A, Class A3,
2.910%, due 07/17/23	3,683,240	3,744,878
USAA Auto Owner Trust,
Series 2019-1, Class A3,
2.160%, due 07/17/23	19,330,735	19,510,434
Verizon Owner Trust,
Series 2018-1A, Class B,
3.050%, due 09/20/22[1]	9,235,000	9,328,280
Series 2018-A, Class B,
3.380%, due 04/20/23	6,700,000	6,893,630
Series 2019-B, Class A1A,
2.330%, due 12/20/23	1,556,000	1,585,953
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3,
2.540%, due 02/15/22[1]	852,599	854,601
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	10,039,000	10,106,148
Series 2018-A, Class A,
3.070%, due 12/16/24	9,505,000	9,516,366
Series 2018-B, Class A,
3.460%, due 07/15/25	4,452,000	4,539,618
Series 2018-C, Class A,
3.550%, due 08/15/25	12,549,000	12,843,233
Series 2019-A, Class A,
3.140%, due 12/15/25	20,800,000	21,423,484
Series 2019-B, Class A,
2.490%, due 04/15/26	21,500,000	22,147,838
Series 2019-B, Class M,
3.040%, due 04/15/26	3,705,000	3,815,848
Series 2019-C, Class M,
2.710%, due 07/15/26	16,180,000	16,686,877
World Omni Auto Receivables Trust,
Series 2017-A, Class B,
2.380%, due 02/15/24	5,635,000	5,672,035
Series 2018-B, Class A3,
2.870%, due 07/17/23	1,371,940	1,390,366

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Series 2018-C, Class A3,
3.130%, due 11/15/23	2,053,405	2,086,367
Series 2018-C, Class A4,
3.270%, due 09/16/24	2,610,000	2,719,975
Series 2018-D, Class A3,
3.330%, due 04/15/24	1,146,575	1,170,982
World Omni Automobile Lease Securitization Trust,
Series 2018-B, Class A4,
3.300%, due 03/15/24	5,000,000	5,036,220

Total asset-backed securities (cost — $935,094,129)		937,503,368

Certificates of deposit — 2.3%
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 0.464%, due 02/01/21[2]	14,000,000	14,000,000
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.270%, 0.484%, due 02/01/21[2]	18,000,000	18,000,000
DNB Bank ASA
3 mo. USD LIBOR + 0.290%, 0.520%, due 12/10/21[2]	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.345%, 0.566%, due 05/14/21[2]	15,000,000	15,000,164
3 mo. USD LIBOR + 0.380%, 0.604%, due 10/12/21[2]	6,500,000	6,500,797

Total certificates of deposit (cost — $78,500,961)		78,500,961

Commercial paper[3] — 26.7%
American Honda Finance Corp.
0.010%, due 03/16/21	5,000,000	4,997,790
0.280%, due 03/18/21	22,000,000	21,992,300
0.280%, due 03/25/21	14,250,000	14,244,237
0.310%, due 02/22/21	15,000,000	14,997,287
AT&T, Inc.
0.010%, due 10/20/21	15,000,000	14,959,762
0.010%, due 11/18/21	25,000,000	24,923,472
0.275%, due 06/15/21	10,000,000	9,989,764
0.300%, due 07/13/21	5,000,000	4,993,250
0.330%, due 08/17/21	10,000,000	9,981,942
0.340%, due 09/21/21	8,000,000	7,982,471

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[3] — (continued)
0.350%, due 09/21/21	4,000,000	3,990,978
0.380%, due 11/16/21	15,000,000	14,954,400
0.400%, due 12/14/21	3,000,000	2,989,467
Banco Santander SA
0.280%, due 07/06/21	25,000,000	24,969,861
Barton Capital SA
0.250%, due 07/06/21	4,500,000	4,495,156
BP Capital Markets PLC
0.010%, due 06/01/21	25,000,000	24,975,833
BPCE SA
0.300%, due 08/03/21	9,500,000	9,485,512
0.320%, due 06/21/21	11,500,000	11,485,689
Credit Suisse AG
0.260%, due 05/28/21	15,000,000	14,987,433
Energy Transfer Operating LP
0.550%, due 02/01/21	119,000,000	119,000,000
ENI Finance USA, Inc.
0.010%, due 03/10/21	40,000,000	39,987,256
0.010%, due 03/24/21	20,000,000	19,992,067
0.380%, due 02/04/21	10,000,000	9,999,683
0.390%, due 02/01/21	15,000,000	15,000,000
General Motors Financial Co., Inc.
0.010%, due 02/05/21	55,000,000	54,996,944
0.380%, due 02/26/21	10,000,000	9,997,361
0.420%, due 02/22/21	10,000,000	9,997,550
0.450%, due 02/16/21	10,000,000	9,998,125
0.480%, due 03/01/21	10,000,000	9,996,267
Glencore Funding LLC
0.010%, due 02/16/21	25,000,000	24,996,667
0.010%, due 03/09/21	9,000,000	8,997,120
0.010%, due 03/23/21	15,000,000	14,992,917
0.010%, due 07/29/21	10,000,000	9,982,694
0.280%, due 03/11/21	4,000,000	3,998,818
0.350%, due 07/12/21	15,000,000	14,976,521
Hyundai Capital America
0.010%, due 06/21/21	9,000,000	8,989,150
0.310%, due 06/21/21	20,000,000	19,975,889
0.320%, due 02/01/21	10,000,000	10,000,000
Schlumberger Holdings Corp.
0.010%, due 08/02/21	15,000,000	14,964,358
Shell International Finance BV
0.010%, due 05/17/21	15,000,000	14,977,687
0.210%, due 07/08/21	4,500,000	4,495,879
0.400%, due 07/12/21	15,000,000	14,973,167

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[3] — (concluded)
0.500%, due 05/25/21	6,000,000	5,990,583
Societe Generale SA
0.010%, due 08/18/21	30,000,000	29,947,200
0.010%, due 12/29/21	25,000,000	24,935,639
0.010%, due 01/11/22	15,000,000	14,959,867
TWDC Enterprises 18 Corp.
0.480%, due 02/22/21	15,000,000	14,995,800
0.480%, due 04/12/21	10,000,000	9,990,667
Volkswagen Group of America Finance LLC
0.420%, due 08/06/21	15,000,000	14,967,450
0.440%, due 08/06/21	15,000,000	14,965,900
0.500%, due 11/10/21	4,000,000	3,984,333
Walgreens Boots Alliance, Inc.
0.350%, due 02/12/21	15,000,000	14,998,396
Walt Disney Co.
0.290%, due 08/16/21	12,000,000	11,981,053
0.310%, due 07/15/21	15,000,000	14,978,817
0.350%, due 05/17/21	10,000,000	9,989,792

Total commercial paper (cost — $893,368,221)		893,368,221

Corporate bonds — 42.7%
Auto manufacturers — 4.5%
American Honda Finance Corp. MTN
3 mo. USD LIBOR + 0.350%, 0.571%, due 06/11/21[2]	3,000,000	3,003,831
3 mo. USD LIBOR + 0.350%, 0.575%, due 11/05/21[2]	10,035,000	10,059,622
3.375%, due 12/10/21	20,000,000	20,520,982
BMW US Capital LLC
3 mo. USD LIBOR + 0.410%, 0.634%, due 04/12/21[1,2]	3,413,000	3,415,599
3 mo. USD LIBOR + 0.500%, 0.714%, due 08/13/21[1,2]	8,080,000	8,098,931
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.550%, 0.770%, due 05/04/21[1,2]	350,000	350,449
3 mo. USD LIBOR + 0.670%, 0.895%, due 11/05/21[1,2]	4,500,000	4,520,249
3 mo. USD LIBOR + 0.880%, 1.093%, due 02/22/22[1,2]	9,750,000	9,831,928
2.000%, due 07/06/21[1]	15,225,000	15,332,336
2.200%, due 10/30/21[1]	25,000,000	25,349,450

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Auto manufacturers — (concluded)
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.520%, 0.737%, due 03/15/21[1,2]	3,375,000	3,374,943
3 mo. USD LIBOR + 0.630%, 0.869%, due 09/21/21[1,2]	2,500,000	2,499,268
PACCAR Financial Corp. MTN
3 mo. USD LIBOR + 0.260%, 0.466%, due 05/10/21[2]	500,000	500,343
Toyota Motor Credit Corp. MTN
3 mo. USD LIBOR + 0.125%, 0.346%, due 08/13/21[2]	5,090,000	5,091,778
3 mo. USD LIBOR + 0.280%, 0.505%, due 04/13/21[2]	750,000	750,436
3 mo. USD LIBOR + 0.690%, 0.915%, due 01/11/22[2]	4,000,000	4,024,681
2.950%, due 04/13/21	18,620,000	18,724,830
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%, 1.098%, due 09/24/21[1,2]	7,000,000	7,035,076
3 mo. USD LIBOR + 0.940%, 1.154%, due 11/12/21[1,2]	7,000,000	7,044,940

		149,529,672

Banks — 27.0%
ABN AMRO Bank N.V.
3 mo. USD LIBOR + 0.570%, 0.803%, due 08/27/21[1,2]	20,120,000	20,178,134
3.400%, due 08/27/21[1,4]	5,909,000	6,015,454
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 1.010%, 1.229%, due 07/28/21[1,2]	14,175,000	14,242,875
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.460%, 0.682%, due 05/17/21[1,2]	2,300,000	2,303,154
3 mo. USD LIBOR + 0.990%, 1.215%, due 06/01/21[1,2]	1,250,000	1,253,888
Bank of Montreal,
(Series D),
3 mo. USD LIBOR + 0.460%, 0.685%, due 04/13/21[2]	11,630,000	11,639,901
Bank of Montreal MTN
3 mo. USD LIBOR + 0.790%, 1.023%, due 08/27/21[2]	6,013,000	6,039,751

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.440%, 0.664%, due 04/20/21[2]	10,150,000	10,158,401
BPCE SA
3.000%, due 05/22/22[1]	35,000,000	36,198,935
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.315%, 0.529%, due 02/02/21[2]	5,242,000	5,242,000
Citigroup, Inc.
3 mo. USD LIBOR + 1.070%, 1.296%, due 12/08/21[2]	16,099,000	16,223,701
3 mo. USD LIBOR + 1.190%, 1.404%, due 08/02/21[2]	2,000,000	2,011,573
3 mo. USD LIBOR + 1.380%, 1.620%, due 03/30/21[2]	5,243,000	5,253,866
2.350%, due 08/02/21[4]	10,011,000	10,118,503
2.700%, due 03/30/21	14,689,000	14,748,931
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.700%, 0.930%, due 03/10/22[1,2]	14,800,000	14,903,600
3 mo. USD LIBOR + 0.830%, 1.055%, due 09/06/21[1,2]	6,250,000	6,279,875
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.430%, 0.645%, due 04/26/21[2]	11,465,000	11,475,126
3 mo. USD LIBOR + 0.830%, 1.055%, due 01/10/22[2]	2,150,000	2,166,534
Credit Agricole SA
2.375%, due 07/01/21[1]	8,000,000	8,072,112
3.375%, due 01/10/22[1]	35,983,000	36,998,492
Credit Suisse AG
SOFR + 0.450%,
0.528%, due 02/04/22[2]	4,750,000	4,765,693
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 2.513%, due 04/16/21[2]	250,000	251,170
3.450%, due 04/16/21	33,823,000	34,044,481
DNB Bank ASA
3 mo. USD LIBOR + 1.070%, 1.298%, due 06/02/21[1,2]	4,600,000	4,615,674
Fifth Third Bank NA
3 mo. USD LIBOR + 0.440%, 0.655%, due 07/26/21[2]	2,315,000	2,318,704

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Goldman Sachs Group, Inc./The
3 mo. USD LIBOR + 1.360%, 1.578%, due 04/23/21[2]	6,230,000	6,241,163
2.625%, due 04/25/21	15,000,000	15,052,800
5.250%, due 07/27/21	16,895,000	17,305,219
5.750%, due 01/24/22	39,820,000	41,923,879
(Series FRN),
3 mo. USD LIBOR + 1.770%, 1.977%, due 02/25/21[2]	500,000	500,569
ING Groep N.V.
3.150%, due 03/29/22	5,632,000	5,817,835
Macquarie Bank Ltd.
3 mo. USD LIBOR + 0.450%, 0.655%, due 11/24/21[1,2]	15,000,000	15,047,595
3 mo. USD LIBOR + 0.450%, 0.682%, due 08/06/21[1,2]	4,000,000	4,008,000
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.650%, 0.865%, due 07/26/21[2]	8,571,000	8,595,982
3 mo. USD LIBOR + 0.920%, 1.125%, due 02/22/22[2]	10,285,000	10,372,537
3 mo. USD LIBOR + 1.060%, 1.280%, due 09/13/21[2]	6,769,000	6,812,193
3 mo. USD LIBOR + 1.880%, 2.105%, due 03/01/21[2]	3,118,000	3,122,477
2.190%, due 09/13/21	31,286,000	31,652,709
2.950%, due 03/01/21	6,909,000	6,924,265
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 1.164%, due 02/28/22[2]	4,630,000	4,671,802
3 mo. USD LIBOR + 1.140%, 1.360%, due 09/13/21[2]	27,921,000	28,113,236
2.632%, due 04/12/21[1]	11,350,000	11,404,139
2.953%, due 02/28/22	8,382,000	8,619,003
Morgan Stanley
2.750%, due 05/19/22	11,000,000	11,344,368
Morgan Stanley GMTN
SOFR + 0.700%, 0.732%, due 01/20/23[2]	8,515,000	8,549,492
3 mo. USD LIBOR + 1.400%, 1.624%, due 04/21/21[2]	20,702,000	20,760,348
5.500%, due 07/28/21	24,367,000	24,985,928
Morgan Stanley MTN
2.625%, due 11/17/21	7,000,000	7,129,558

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Morgan Stanley, GMTN
2.500%, due 04/21/21	6,625,000	6,658,309
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.580%, 0.819%, due 09/20/21[1,2]	3,850,000	3,862,512
3 mo. USD LIBOR + 0.710%, 0.930%, due 11/04/21[1,2]	8,350,000	8,394,840
3 mo. USD LIBOR + 1.000%, 1.224%, due 07/12/21[1,2]	4,800,000	4,820,664
Nordea Bank Abp
3 mo. USD LIBOR + 0.990%, 1.223%, due 05/27/21[1,2]	3,450,000	3,460,713
Royal Bank of Canada GMTN
3 mo. USD LIBOR + 0.350%, 0.584%, due 07/08/21[2]	20,000,000	20,027,174
3 mo. USD LIBOR + 0.390%, 0.602%, due 04/30/21[2]	14,327,000	14,339,821
3 mo. USD LIBOR + 0.730%, 0.944%, due 02/01/22[2]	7,143,000	7,195,889
Santander UK Group Holdings PLC
2.875%, due 08/05/21	3,180,000	3,221,190
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 0.652%, due 05/17/21[1,2]	11,450,000	11,463,203
1.875%, due 09/13/21	5,558,000	5,613,502
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 1.363%, due 10/19/21[2]	11,086,000	11,170,787
2.058%, due 07/14/21	5,222,000	5,264,818
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.470%, 0.675%, due 05/24/21[2]	14,520,000	14,540,916
3 mo. USD LIBOR + 1.150%, 1.390%, due 03/30/21[2]	6,460,000	6,471,565
1.875%, due 09/07/21	10,930,000	11,038,590
Toronto-Dominion Bank/The GMTN
3 mo. USD LIBOR + 0.270%, 0.499%, due 03/17/21[2]	11,375,000	11,380,019
Toronto-Dominion Bank/The MTN
SOFR + 0.480%, 0.510%, due 01/27/23[2]	9,475,000	9,528,155
3 mo. USD LIBOR + 0.300%, 0.514%, due 07/30/21[2]	15,000,000	15,020,626
3 mo. USD LIBOR + 1.000%, 1.237%, due 04/07/21[2]	100,000	100,184

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (concluded)
US Bancorp MTN
3 mo. USD LIBOR + 0.640%, 0.858%, due 01/24/22[2]	18,216,000	18,314,486
US Bank N.A.
3 mo. USD LIBOR + 0.180%, 0.404%, due 01/21/22[2]	14,000,000	14,018,312
3 mo. USD LIBOR + 0.320%, 0.535%, due 04/26/21[2]	1,150,000	1,150,555
Wells Fargo & Co.
3 mo. USD LIBOR + 0.930%, 1.144%, due 02/11/22[2]	2,558,000	2,558,537
3 mo. USD LIBOR + 1.025%, 1.240%, due 07/26/21[2]	25,704,000	25,825,350
3 mo. USD LIBOR + 1.340%, 1.571%, due 03/04/21[2]	12,289,000	12,303,097
2.100%, due 07/26/21	42,266,000	42,649,917
Wells Fargo & Co. MTN
3.500%, due 03/08/22	5,022,000	5,197,947
Westpac Banking Corp.
3 mo. USD LIBOR + 0.850%, 1.075%, due 01/11/22[2]	6,000,000	6,045,646
3 mo. USD LIBOR + 0.850%, 1.081%, due 08/19/21[2]	15,599,000	15,668,926
3 mo. USD LIBOR + 1.000%, 1.221%, due 05/13/21[2]	100,000	100,282

		903,882,157

Computers — 0.7%
International Business Machines Corp.
3 mo. USD LIBOR + 0.400%, 0.621%, due 05/13/21[2]	23,725,000	23,753,447

Diversified financial services — 1.9%
American Express Co.
3 mo. USD LIBOR + 0.525%, 0.747%, due 05/17/21[2]	6,525,000	6,531,786
3.000%, due 02/22/21	14,810,000	14,819,158
3.700%, due 11/05/21	10,415,000	10,656,139
American Express Credit Corp. MTN
2.250%, due 05/05/21	15,794,000	15,849,733

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Diversified financial services — (concluded)
Capital One Financial Corp.
4.750%, due 07/15/21	17,096,000	17,439,539

		65,296,355

Electric — 1.6%
Duke Energy Florida LLC,
(Series A),
3 mo. USD LIBOR + 0.250%, 0.482%, due 11/26/21[2]	5,000,000	5,007,650
Exelon Corp.
2.450%, due 04/15/21	1,744,000	1,748,360
National Rural Utilities Cooperative Finance Corp. MTN
3 mo. USD LIBOR + 0.375%, 0.615%, due 06/30/21[2]	5,925,000	5,932,057
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.480%, 0.700%, due 05/04/21[2,4]	2,600,000	2,602,887
3 mo. USD LIBOR + 0.720%, 0.927%, due 02/25/22[2]	5,000,000	5,033,838
2.403%, due 09/01/21	25,000,000	25,310,141
2.900%, due 04/01/22	6,398,000	6,594,315

		52,229,248

Insurance — 0.9%
Aon PLC
2.800%, due 03/15/21	10,000,000	10,135,372
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.480%, 0.701%, due 06/11/21[1,2]	5,760,000	5,768,986
New York Life Global Funding
3 mo. USD LIBOR + 0.280%, 0.504%, due 01/21/22[1,2]	15,425,000	15,462,881

		31,367,239

Machinery-construction & mining — 0.8%
Caterpillar Financial Services Corp.,
(Series I),
3 mo. USD LIBOR + 0.390%, 0.612%, due 05/17/21[2]	5,500,000	5,505,828
(Series I),
2.650%, due 05/17/21	7,500,000	7,554,430

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Machinery-construction & mining — (concluded)
Caterpillar Financial Services Corp. MTN
3 mo. USD LIBOR + 0.230%, 0.447%, due 03/15/21[2]	3,730,000	3,731,182
3 mo. USD LIBOR + 0.280%, 0.505%, due 09/07/21[2]	9,185,000	9,200,762

		25,992,202

Machinery-diversified — 0.7%
John Deere Capital Corp. MTN
3 mo. USD LIBOR + 0.240%, 0.460%, due 03/12/21[2]	16,600,000	16,606,146
3 mo. USD LIBOR + 0.260%, 0.490%, due 09/10/21[2]	2,371,000	2,374,430
3 mo. USD LIBOR + 0.400%, 0.625%, due 06/07/21[2]	4,000,000	4,005,397

		22,985,973

Miscellaneous manufacturers — 0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%, 0.829%, due 03/16/22[1,2]	2,300,000	2,314,951

Oil & gas — 0.3%
BP Capital Markets America, Inc.
3.245%, due 05/06/22	10,000,000	10,363,597

Pharmaceuticals — 2.7%
AbbVie, Inc.
3 mo. USD LIBOR + 0.350%, 0.563%, due 05/21/21[2]	9,000,000	9,007,523
3 mo. USD LIBOR + 0.460%, 0.691%, due 11/19/21[2]	11,287,000	11,320,035
2.300%, due 05/14/21	8,481,000	8,519,999
3.450%, due 03/15/22	23,000,000	23,659,982
Cigna Corp.
3.900%, due 02/15/22	7,478,000	7,749,629
CVS Health Corp.
3 mo. USD LIBOR + 0.720%, 0.950%, due 03/09/21[2]	10,000,000	10,007,328
2.125%, due 06/01/21	15,200,000	15,270,150

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Pharmaceuticals — (concluded)
3.350%, due 03/09/21	4,155,000	4,167,673

		89,702,319

Retail — 0.9%
Home Depot, Inc./The
3 mo. USD LIBOR + 0.310%, 0.535%, due 03/01/22[2]	1,325,000	1,329,907
McDonald’s Corp. MTN
3 mo. USD LIBOR + 0.430%, 0.649%, due 10/28/21[2]	13,600,000	13,638,712
3.625%, due 05/20/21	16,174,000	16,338,003

		31,306,622

Software — 0.3%
Oracle Corp.
1.900%, due 09/15/21	10,000,000	10,089,438

Telecommunications — 0.3%
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%, 1.219%, due 03/16/22[2]	9,300,000	9,401,030

Total corporate bonds (cost — $1,426,323,224)		1,428,214,250

Mortgage-backed securities — 0.9%
Angel Oak Mortgage Trust,
Series 2020-R1, Class A1,
0.990%, due 04/25/53[1,5]	12,619,679	12,677,578
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[1,5]	9,916,899	9,994,918
COLT Mortgage Loan Trust,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[1,5]	3,000,000	3,002,851
MFRA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,5]	1,367,265	1,367,157

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities — (concluded)
Verus Securitization Trust,
Series 2021-R1, Class A1,
0.820%, due 10/25/63[1,5]	2,500,000	2,503,772

Total mortgage-backed securities (cost — $29,507,757)		29,546,276

	Number of shares
Short-term investments — 0.3%
Investment companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.001%[6] (cost — $9,233,012)	9,233,012	9,233,012

Investment of cash collateral from securities loaned — 0.1%
Money market funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.060%[6] (cost — $2,405,088)	2,405,088	2,405,088

Total investments[7] (cost — $3,374,432,392) — 101.1%		3,378,771,176

Liabilities in excess of other assets — (1.1)%		(36,993,959)

Net assets — 100.0%		$3,341,777,217

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	937,503,368	—	937,503,368
Certificates of deposit	—	78,500,961	—	78,500,961
Commercial paper	—	893,368,221	—	893,368,221
Corporate bonds	—	1,428,214,250	—	1,428,214,250
Mortgage-backed securities	—	29,546,276	—	29,546,276
Short-term investments	—	9,233,012	—	9,233,012
Investment of cash collateral from securities loaned	—	2,405,088	—	2,405,088
Total	—	3,378,771,176	—	3,378,771,176

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2021 (unaudited)

At January 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $849,423,861, represented 25.4% of the Fund’s net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Rate shown is the discount rate at the date of purchase unless otherwise noted.
4	Security, or portion thereof, was on loan at the period end.
5

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6	Rates shown reflect yield at January 31, 2021.
7	Includes $2,353,486 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,405,088.

Portfolio acronyms

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2020.